Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Long-Term Debt [Abstract]
Schedule of Long-Term Debt

	At September 30, 2024	At December 31, 2023
Fixed Rate Senior Secured Notes:
Total U.S. dollar-denominated fixed rate senior secured notes	$13,845	$13,445
Euro-denominated fixed rate senior secured notes:
Euro Notes measured at issuance (a)	542	—
Remeasurement adjustment at September 30, 2024 (b)	14	—

Total euro-denominated fixed rate senior secured notes	556	—
Total fixed rate senior secured notes (c)	14,401	13,445

Variable Rate Secured Debt:
AR Facility due April 28, 2027 (d)	500	—

Variable Rate Unsecured Debt:
$500M Credit Facility due February 21, 2027 (e)	500	—

Total long-term debt	15,401	13,445
Unamortized discount, premium and debt issuance costs	(155)	(151)

Total carrying amount of debt	15,246	13,294
Less long-term debt, current (f)	(350)	—

Long-term debt, noncurrent	$14,896	$13,294

(a)
On May 21, 2024, we issued the Euro Notes. Our euro-denominated fixed rate payment obligations under the Euro Notes were effectively converted to U.S. dollar-denominated fixed-rate payment obligations at issuance through concurrently-executed cross-currency swaps, which are expected to mitigate foreign currency exchange rate risk associated with the interest and principal payments on the Euro Notes that are due in euros. As a result of the cross-currency swaps, the U.S. dollar principal amount due on the Euro Notes at maturity will be $542 million and the all-in
U.S. dollar fixed-rate coupon on the Euro Notes is 5.371%.

(b)	The remeasurement was calculated based on the exchange rate of €1.00 to $1.11325 on September 30, 2024.
(c)	Our senior secured notes are secured equally and ratably by a first priority lien on certain transmission and distribution assets. See “Deed of Trust” below for additional information.
(d)	Amounts borrowed under the AR Facility are secured by accounts receivable from REPs and certain related rights under the AR Facility. See “AR Facility” below for additional information.
(e)	Amounts borrowed under the $500M Credit Facility are unsecured. See “$500M Credit Facility” below for additional information.
(f)
At September 30, 2024, this amount reflects the $350 million aggregate principal amount of our 2.95% Senior Secured Notes due April 1, 2025. At December 31, 2023, in accordance with ASC
470-10
“Debt,” our intent to refinance the $500 million aggregate principal amount of our 2.75% Senior Secured Notes that were due June 1, 2024 on a long-term basis and our ability to refinance the obligation through the then-available capacity of the AR Facility and the $500M Credit Facility resulted in the 2.75% Senior Secured Notes due June 1, 2024 being classified as long-term debt, noncurrent.

	At December 31,
	2023	2022
Fixed Rate Secured:
2.75% Senior Notes due June 1, 2024	$500	$500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	450
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
5.50% Senior Notes, Series C, due May 1, 2026	200	—
4.30% Senior Notes due May 15, 2028	600	—
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
2.75% Senior Notes due May 15, 2030	700	700
5.34% Senior Notes, Series D, due May 1, 2031	100	—
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	400
4.55% Senior Notes due September 15, 2032	700	700
7.25% Senior Notes due January 15, 2033	323	323
5.65% Senior Notes due November 15, 2033	800	—
5.45% Senior Notes, Series E, due May 1, 2036	100	—
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes due June 1, 2049	500	500
3.10% Senior Notes due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	400
4.95% Senior Notes due September 15, 2052	900	500
5.35% Senior Notes due October 1, 2052	300	300

Fixed rate secured long-term debt	13,445	11,245
Variable Rate Unsecured:
Term loan credit agreement due August 30, 2023	—	100

Total long-term debt	13,445	11,345
Unamortized discount, premium and debt issuance costs	(151)	(117)
Less amount due currently (a)	—	(100)

Long-term debt, noncurrent	$13,294	$11,128

(a)
In accordance with ASC
470-10
“Debt,” our intent to refinance the $500 million aggregate principal amount of our 2.75% Senior Notes due June 1, 2024 on a long-term basis and our ability to refinance the obligation through the available capacity of our AR Facility and the $500M Credit Facility results in the 2.75% Senior Notes due June 1, 2024 being classified as long-term debt, noncurrent.

Schedule of Fixed Rate Senior Secured Notes

	At September 30, 2024	At December 31, 2023
U.S. Dollar-denominated Fixed Rate Senior Secured Notes:
2.75% Senior Notes due June 1, 2024	$—	$500
2.95% Senior Notes due April 1, 2025	350	350
0.55% Senior Notes due October 1, 2025	450	450
3.86% Senior Notes, Series A, due December 3, 2025	174	174
3.86% Senior Notes, Series B, due January 14, 2026	38	38
5.50% Senior Notes, Series C, due May 1, 2026	200	200
4.30% Senior Notes due May 15, 2028	600	600
3.70% Senior Notes due November 15, 2028	650	650
5.75% Senior Notes due March 15, 2029	318	318
5.00% Senior Notes, Series F, due May 1, 2029	100	—
2.75% Senior Notes due May 15, 2030	700	700
5.34% Senior Notes, Series D, due May 1, 2031	100	100
7.00% Senior Notes due May 1, 2032	494	494
4.15% Senior Notes due June 1, 2032	400	400
4.55% Senior Notes due September 15, 2032	700	700
7.25% Senior Notes due January 15, 2033	323	323
5.65% Senior Notes due November 15, 2033	800	800
5.45% Senior Notes, Series E, due May 1, 2036	100	100
7.50% Senior Notes due September 1, 2038	300	300
5.25% Senior Notes due September 30, 2040	475	475
4.55% Senior Notes due December 1, 2041	400	400
5.30% Senior Notes due June 1, 2042	348	348
3.75% Senior Notes due April 1, 2045	550	550
3.80% Senior Notes due September 30, 2047	325	325
4.10% Senior Notes due November 15, 2048	450	450
3.80% Senior Notes due June 1, 2049	500	500
3.10% Senior Notes due September 15, 2049	700	700
3.70% Senior Notes due May 15, 2050	400	400
2.70% Senior Notes due November 15, 2051	500	500
4.60% Senior Notes due June 1, 2052	400	400
4.95% Senior Notes due September 15, 2052	900	900
5.35% Senior Notes due October 1, 2052	300	300
5.49% Senior Notes, Series G, due May 1, 2054	50	—
5.55% Senior Notes due June 15, 2054	750	—

Total U.S. dollar-denominated fixed rate senior secured notes	$13,845	$13,445

Summary of Activity Under AR Facility

Borrowing (Repayment)Amounts
Borrowing on January 30, 2024	$300
Borrowing on April 29, 2024	100
Repayment on May 21, 2024	(400)
Borrowing on June 27, 2024	140
Borrowing on August 30, 2024	235
Borrowing on September 30, 2024	125

Balance at September 30, 2024	$500

Schedule of Long-Term Debt Maturity

Years	Amounts (a)
2024	$500
2025	974
2026	238
2027	—
2028	1,250
Thereafter	10,483

Total	$13,445

(a)	Excludes debt discounts, debt premiums and debt issuance costs.